Employee Benefit Plans (Details 4)	Dec. 31, 2016 USD ($)
Discount Rate [Member]
Defined Benefit Plan Liability Increase Decrease [Line Items]
0.5% Increase	$ (75,036,000)
0.5% Decrease	86,517,000
Rate of Compensation Increase [Member]
Defined Benefit Plan Liability Increase Decrease [Line Items]
0.5% Increase	12,286,000
0.5% Decrease	(12,095,000)
Rate Of Pension Increase [Member]
Defined Benefit Plan Liability Increase Decrease [Line Items]
0.5% Increase	31,285,000
0.5% Decrease	$ (28,276,000)